JPMorgan Floating Rate Income Fund
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 73.9% (a) (b)
Aerospace & Defense — 1.7%
Spirit Aerosystems, Inc., 1st Lien Term Loan B (3-MONTH SOFR + 4.50%), 5.00%, 1/15/2027 (c)	795	785
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 3 Month + 2.25%), 5.92%, 12/9/2025	1,799	1,770
Ultra Resources, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 7.06%, 8/3/2029	1,721	1,665
Vertex Aerospace Services Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 7.57%, 12/6/2028	2,008	1,970
		6,190
Airlines — 0.6%
United Airlines, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.25%), 8.78%, 6/21/2027 (c)	1,140	1,171
WestJet Airlines Ltd., 1st Lien Term Loan (Canada) (ICE LIBOR USD 1 Month + 3.00%), 6.94%, 12/11/2026	1,393	1,247
		2,418
Auto Components — 1.6%
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.32%, 4/10/2028	2,040	2,012
DexKo Global, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%; ICE LIBOR USD 3 Month + 3.75%), 7.68%, 10/4/2028	1,655	1,494
Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 7.57%, 1/31/2028	1,331	1,122
Wheel Pros, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.50%), 8.82%, 5/11/2028	1,910	1,259
		5,887
Automobiles — 0.2%
Holley, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 8.34%, 11/17/2028	967	844
Beverages — 0.8%
Triton Water Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 7.17%, 3/31/2028 (c)	1,604	1,476
Tropicana, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 6.90%, 1/24/2029	1,501	1,411
		2,887
Building Products — 1.4%
Advanced Drainage Systems, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.09%, 7/31/2026	1,193	1,195
Griffon Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.01%, 1/24/2029	2,076	2,036
Quikrete Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 7.07%, 6/11/2028	2,003	1,970
		5,201
Capital Markets — 0.3%
Duff & Phelps Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.84%, 4/9/2027	1,356	1,279
Chemicals — 3.1%
Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 6.57%, 3/31/2027	1,997	1,947
Gemini HDPE LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 7.41%, 12/31/2027	1,537	1,496
INEOS Enterprises Holdings Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 8.23%, 8/28/2026	2,232	2,127
INEOS US Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 6.57%, 11/8/2028 (c)	789	755
INEOS US Petrochem LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 6.82%, 1/29/2026	917	901
PQ Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 6.91%, 6/9/2028	1,718	1,685
Solenis International LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 7.44%, 11/9/2028	1,663	1,588
Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 6.07%, 9/6/2024	1,221	1,175
		11,674
Commercial Services & Supplies — 2.7%
Allied Universal Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 7.82%, 5/12/2028	1,906	1,800
API Group DE, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 6.57%, 10/1/2026	1,591	1,573
Garda World Security Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 8.93%, 10/30/2026	1,540	1,476

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Commercial Services & Supplies — continued
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 6.82%, 6/21/2028	2,391	2,267
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 6.50%, 9/23/2026	3,139	3,091
		10,207
Communications Equipment — 1.0%
CommScope, Inc., 1st Lien Term Loan B-2 (Netherlands) (ICE LIBOR USD 1 Month + 3.25%), 7.32%, 4/6/2026	3,694	3,545
Construction & Engineering — 1.4%
Osmose Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 7.27%, 6/23/2028 (c)	2,117	1,992
Pike Corp., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 7.08%, 1/21/2028 (c)	1,638	1,604
Pike Corporation, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.59%, 1/21/2028	810	799
Zekelman Industries, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 5.60%, 1/24/2027	792	772
		5,167
Containers & Packaging — 2.5%
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 7.02%, 4/3/2024 (c)	1,882	1,824
Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 7.07%, 8/4/2027 (c)	1,535	1,498
LABL, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 9.07%, 10/29/2028	1,545	1,466
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.25%, 9/24/2028	611	601
Reynolds Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 7.32%, 2/5/2026	1,272	1,252
Ring Container Technologies LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 7.25%, 8/12/2028	1,583	1,557
Tekni-Plex, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 7.67%, 9/15/2028	1,003	961
Tekni-Plex, Inc., Delayed Draw Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 7.82%, 9/15/2028	285	273
		9,432
Diversified Consumer Services — 1.4%
Conservice Midco LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 8.32%, 5/13/2027	1,366	1,320
Ensemble RCM LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 7.94%, 8/3/2026	1,134	1,099
Interior Logic Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 7.57%, 4/3/2028	2,224	1,406
St. George's University Scholastic Services LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.32%, 2/10/2029	1,518	1,473
		5,298
Diversified Financial Services — 0.6%
Sabre Holdings Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 7.57%, 12/17/2027 (c)	472	435
(ICE LIBOR USD 1 Month + 3.50%), 7.57%, 12/17/2027	626	576
Trans Union LLC, Term Loan B-6 (ICE LIBOR USD 1 Month + 2.25%), 6.32%, 12/1/2028	1,385	1,360
		2,371
Diversified Telecommunication Services — 1.8%
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 6.32%, 3/15/2027	1,310	1,240
Cincinnati Bell, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.08%, 11/22/2028	1,616	1,583
Intelsat Jackson Holdings SA, 1st Lien Term Loan (6-MONTH SOFR + 4.25%), 7.44%, 2/1/2029 (c)	2,400	2,315
Numericable US LLC, 1st Lien Term Loan B (France) (ICE LIBOR USD 3 Month + 3.69%), 7.77%, 1/31/2026	1,637	1,566
		6,704
Electric Utilities — 1.3%
Astoria Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 7.57%, 12/10/2027	1,285	1,264
Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 7.17%, 2/16/2026	1,031	973

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Electric Utilities — continued
Exelon Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 7.24%, 12/15/2027	1,499	1,484
PG&E Corp., Exit Term Loan (ICE LIBOR USD 1 Month + 3.00%), 7.13%, 6/23/2025	1,257	1,236
		4,957
Electrical Equipment — 1.4%
AZZ Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%; 3-MONTH CME TERM SOFR + 4.25%), 7.08%, 5/13/2029	1,569	1,562
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 6.82%, 8/1/2025 (c)	1,689	1,656
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 6.55%, 3/2/2027 (c)	2,223	2,165
		5,383
Electronic Equipment, Instruments & Components — 0.9%
Ingram Micro, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 7.17%, 6/30/2028	1,537	1,513
Mirion Technologies, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.75%), 5.63%, 10/20/2028	1,785	1,749
		3,262
Energy Equipment & Services — 0.4%
Medallion Midland Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 7.42%, 10/18/2028	1,409	1,392
Entertainment — 1.8%
Banijay Entertainment, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 7.59%, 3/1/2025	1,699	1,685
Delta 2 (Lux) SARL, 1st Lien Term Loan B (3-MONTH SOFR + 3.25%), 3.75%, 1/15/2030 (c)	2,000	1,989
NAI Entertainment Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 6.58%, 5/8/2025	1,383	1,314
WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 6.20%, 1/20/2028	1,847	1,816
		6,804
Food & Staples Retailing — 1.9%
Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038	235	189
Moran Foods LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 7.00%), 10.67%, 4/1/2024 ‡	1,804	1,449
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 14.42%, 10/1/2024	4,062	2,356
United Natural Foods, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.45%, 10/22/2025	1,341	1,333
Utz Quality Foods LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.20%, 1/20/2028	1,791	1,775
		7,102
Food Products — 0.9%
B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 6.57%, 10/10/2026	2,170	2,039
Shearer's Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 7.57%, 9/23/2027	1,578	1,498
		3,537
Health Care Equipment & Supplies — 2.0%
Chamberlain Group LLC (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 7.25%, 11/3/2028 (c)	1,600	1,496
Insulet Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.00%, 5/4/2028	3,176	3,119
Medline, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.32%, 10/23/2028	3,085	2,926
		7,541
Health Care Providers & Services — 5.2%
CVS Holdings, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 8.32%, 8/31/2026	1,302	1,104
Envision Healthcare Corp., 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 3.75%), 7.49%, 3/31/2027	2,768	618
(1-MONTH CME TERM SOFR + 4.25%), 7.99%, 3/31/2027	1,130	339

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Health Care Providers & Services — continued
ICON Luxembourg SARL, 1st Lien Term Loan B, (Luxembourg)
(ICE LIBOR USD 3 Month + 2.25%), 5.94%, 7/3/2028 (c)	928	923
(ICE LIBOR USD 3 Month + 2.25%), 5.94%, 7/3/2028	406	403
LifePoint Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 8.16%, 11/16/2025 (c)	1,407	1,304
Option Care Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 6.82%, 10/27/2028 (c)	1,509	1,499
PAREXEL International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 7.00%, 11/15/2028	3,711	3,564
Pathway Vet Alliance LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 7.42%, 3/31/2027 (c)	1,028	901
PCI Pharma Services, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 7.17%, 11/30/2027	1,530	1,472
Pearl Intermediate Parent LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 6.82%, 2/14/2025	321	296
Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.50%), 7.57%, 2/14/2025 (c)	829	766
PetVet Care Centers LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 7.32%, 2/14/2025	740	683
Radiology Partners, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 8.28%, 7/9/2025	1,750	1,505
Team Health Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.25%), 9.34%, 3/2/2027	1,921	1,325
U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 9.13%, 6/26/2026	1,765	981
WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%; ICE LIBOR USD 3 Month + 4.00%), 7.82%, 1/8/2027	1,998	1,873
		19,556
Hotels, Restaurants & Leisure — 2.5%
Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 6.82%, 12/23/2024	3,586	3,559
Flutter Entertainment plc, 1st Lien Term Loan B (Ireland) (3-MONTH CME TERM SOFR + 3.25%), 6.78%, 7/22/2028	1,230	1,220
IRB Holding Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 6.82%, 2/5/2025 (c)	406	398
(1-MONTH CME TERM SOFR + 3.00%), 6.89%, 12/15/2027 (c)	1,292	1,241
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 7.11%, 4/29/2026	1,405	1,379
Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.32%, 8/3/2028 (c)	1,728	1,642
		9,439
Household Durables — 0.7%
Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 7.32%, 5/17/2028	1,424	1,030
MI Windows & Doors, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.69%, 12/18/2027	714	703
Traeger Grills, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 7.32%, 6/29/2028	1,213	971
Traeger Grills, Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 3.25%), 7.32%, 6/29/2028 (c)	40	32
		2,736
Independent Power and Renewable Electricity Producers — 0.7%
Calpine Construction Finance Co. LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 6.07%, 1/15/2025	1,801	1,785
Invenergy LLC, Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.95%, 8/28/2025	996	982
		2,767
Insurance — 2.0%
Asurion LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.32%, 7/31/2027	1,350	1,167
Asurion LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 5.25%), 9.32%, 1/31/2028	1,510	1,161
Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 7.07%, 11/3/2024	801	767
Asurion, LLC, Term Loan B-10 (1-MONTH CME TERM SOFR + 4.00%), 7.65%, 8/19/2028	696	609
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 7.33%, 4/25/2025	1,995	1,956
USI, Inc., 1st Lien Term Loan B (3-MONTH SOFR + 3.75%), 6.42%, 5/16/2024	1,791	1,786
		7,446

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Internet & Direct Marketing Retail — 1.0%
Getty Images, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 8.63%, 2/19/2026	1,347	1,336
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 6.82%, 10/10/2025 (c)	1,373	1,331
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 9.07%, 9/25/2026	2,017	1,231
		3,898
IT Services — 1.3%
Ancestry.com, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.32%, 12/6/2027	1,647	1,494
MH Sub I LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 7.82%, 9/13/2024 (c)	1,692	1,644
Virtusa Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 7.82%, 2/11/2028	620	601
(1-MONTH CME TERM SOFR + 3.75%), 7.94%, 2/15/2029	984	953
		4,692
Leisure Products — 0.4%
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2023 ‡ (d)	3,898	425
Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 7.57%, 12/16/2024	1,027	984
		1,409
Life Sciences Tools & Services — 0.8%
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%; ICE LIBOR USD 3 Month + 3.75%), 8.16%, 8/30/2026 (c)	2,162	1,788
Avantor Funding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 6.32%, 11/8/2027 (c)	1,249	1,238
		3,026
Machinery — 2.5%
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 7.41%, 10/8/2027	3,593	3,504
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 8.69%, 4/5/2029	1,675	1,566
Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 8.32%, 3/17/2027 (c)	1,730	1,626
Thyssenkrupp Elevator, 1st Lien Term Loan B-1 (ICE LIBOR USD 6 Month + 3.50%), 6.87%, 7/30/2027	1,544	1,479
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 5.88%, 3/28/2025	1,180	1,107
		9,282
Media — 5.4%
Altice Financing SA, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.75%), 6.83%, 7/15/2025	1,922	1,882
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 7.91%, 8/21/2026 (c)	3,847	3,512
CSC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 6.12%, 7/17/2025	1,209	1,156
CSC Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 6.12%, 1/15/2026	1,545	1,470
Diamond Sports Group LLC, 2nd Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.14%, 8/24/2026	1,739	275
DIRECTV Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 9.07%, 8/2/2027	1,808	1,729
E.W. Scripps Co. (The), 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 2.75%), 6.82%, 1/7/2028	1,597	1,549
Gray Television, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 6.27%, 2/7/2024	303	302
(ICE LIBOR USD 1 Month + 2.50%), 6.27%, 1/2/2026	1,048	1,017
Gray Television, Inc., 1st Lien Term Loan D (ICE LIBOR USD 1 Month + 3.00%), 6.77%, 12/1/2028	938	912
iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 7.07%, 5/1/2026 (c)	1,907	1,784
iHeartCommunications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.32%, 5/1/2026	813	761
Red Ventures LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 6.57%, 11/8/2024	932	922

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Media — continued
Summer (BC) Holdco B SARL, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 8.17%, 12/4/2026 (c)	1,272	1,168
Univision Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.32%, 3/15/2026 (c)	1,693	1,661
		20,100
Oil, Gas & Consumable Fuels — 0.3%
Grizzly Acquisitions, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 6.99%, 10/1/2025	1,174	1,160
Personal Products — 1.5%
Conair Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 7.42%, 5/17/2028	1,940	1,627
Nestle Skin Health SA, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 7.42%, 10/1/2026	4,064	3,855
		5,482
Pharmaceuticals — 0.9%
Bausch Health Companies, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.25%), 9.15%, 2/1/2027 (c)	1,782	1,322
Endo Pharmaceuticals, Inc., 1st Lien Term Loan B (1-MONTH PRIME + 6.00%), 13.00%, 3/27/2028	628	498
Jazz Pharmaceuticals plc, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 7.57%, 5/5/2028	1,485	1,473
		3,293
Professional Services — 1.2%
LegalShield, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 7.82%, 12/15/2028	1,237	1,191
Nielsen Holdings plc, Term Loan B-3 (ICE LIBOR USD 1 Month + 3.75%), 7.82%, 3/6/2028	1,514	1,323
Star Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.29%, 2/6/2026	2,100	2,070
		4,584
Road & Rail — 2.4%
First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 6.64%, 7/21/2028	3,010	2,824
First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.00%), 6.64%, 7/21/2028	1,249	1,172
Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 5.67%, 12/30/2026	1,632	1,615
Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.01%, 6/30/2028	2,928	2,854
Hertz Corp. (The), 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.25%), 7.01%, 6/30/2028	559	545
		9,010
Semiconductors & Semiconductor Equipment — 2.0%
Brooks Automation, 1st Lien Term Loan B (1 Month SOFR + 3.10%; 6 Month SOFR + 3.10%), 5.26%, 2/1/2029	3,756	3,540
Brooks Automation, 2nd Lien Term Loan (1-MONTH SOFR + 5.60%), 7.35%, 2/1/2030	746	623
Entegris, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00; 3-MONTH SOFR + 3.00%), 5.89%, 7/6/2029	855	847
Synaptics, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 4.36%, 12/2/2028	2,580	2,529
		7,539
Software — 5.4%
Camelot Finance LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 7.07%, 10/30/2026	1,959	1,926
DigiCert, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 8.70%, 10/16/2026 (c)	821	788
(ICE LIBOR USD 6 Month + 7.00%), 11.70%, 2/19/2029	620	561
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 7.86%, 12/1/2027 (c)	2,220	2,152
Hyland Software, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 7.57%, 7/1/2024	1,832	1,803
ION Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 7.45%, 3/11/2028	1,417	1,374
LogMeIn, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.75%), 8.77%, 8/31/2027	1,400	895
Netsmart Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 7.75%, 10/1/2027	2,015	1,933
Project Boost Purchaser LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 7.57%, 6/1/2026	1,641	1,584
Proofpoint, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 6.32%, 8/31/2028 (c)	1,373	1,319

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Software — continued
RealPage, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 7.07%, 4/24/2028 (c)	1,706	1,631
ThoughtWorks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 6.57%, 3/24/2028	1,997	1,977
Ultimate Software Group, Inc. (The), 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 7.00%, 5/4/2026	801	773
(ICE LIBOR USD 1 Month + 3.75%), 7.82%, 5/4/2026	1,558	1,516
		20,232
Specialty Retail — 4.6%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.84%, 10/19/2027 (c)	1,368	1,316
Claire's Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 10.57%, 12/18/2026 (e)	2,643	2,353
Consilio, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 8.07%, 5/12/2028	1,927	1,832
Leslie's Poolmart, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 6.57%, 3/9/2028	2,066	2,021
Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 6.92%, 3/3/2028	3,052	2,954
PrimeSource, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 6.99%, 12/28/2027	2,044	1,771
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 8.57%, 12/22/2025	3,376	2,293
Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 10.79%, 8/10/2023	1,015	467
SRS Distribution, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.69%, 6/2/2028	1,423	1,359
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 7.78%, 4/16/2026	977	870
		17,236
Technology Hardware, Storage & Peripherals — 1.0%
KDC US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 7.82%, 12/22/2025	2,043	1,966
Quest Software US Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 8.49%, 2/1/2029	2,090	1,580
		3,546
Textiles, Apparel & Luxury Goods — 0.4%
Birkenstock, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 7.66%, 4/28/2028 (c)	1,553	1,491
Total Loan Assignments (Cost $300,353)		277,006
Corporate Bonds — 6.8%
Auto Components — 0.5%
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	895	848
6.50%, 4/1/2027	1,000	940
		1,788
Chemicals — 0.3%
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (f)	1,500	1,202
Consumer Finance — 0.7%
Ford Motor Credit Co. LLC 4.13%, 8/17/2027	3,000	2,737
Diversified Telecommunication Services — 0.5%
CCO Holdings LLC
5.13%, 5/1/2027 (f)	1,000	947
5.00%, 2/1/2028 (f)	1,075	988
		1,935
Electrical Equipment — 0.2%
Sensata Technologies BV 4.00%, 4/15/2029 (f)	1,000	870

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — 0.6%
Tenet Healthcare Corp.
5.13%, 11/1/2027 (f)	1,500	1,412
4.63%, 6/15/2028 (f)	1,000	895
		2,307
Hotels, Restaurants & Leisure — 0.3%
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (f)	1,268	1,233
Household Durables — 0.2%
Newell Brands, Inc. 4.45%, 4/1/2026 (g)	1,000	943
IT Services — 0.2%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (f)	850	694
Media — 1.2%
DISH DBS Corp.
5.88%, 11/15/2024	2,000	1,901
5.25%, 12/1/2026 (f)	750	644
Sirius XM Radio, Inc. 5.00%, 8/1/2027 (f)	2,000	1,866
		4,411
Oil, Gas & Consumable Fuels — 0.8%
Antero Midstream Partners LP 7.88%, 5/15/2026 (f)	1,000	1,020
NuStar Logistics LP 5.63%, 4/28/2027	2,000	1,881
		2,901
Software — 0.3%
SS&C Technologies, Inc. 5.50%, 9/30/2027 (f)	1,000	956
Specialty Retail — 1.0%
PetSmart, Inc. 4.75%, 2/15/2028 (f)	1,250	1,142
Staples, Inc. 7.50%, 4/15/2026 (f)	2,768	2,469
		3,611
Total Corporate Bonds (Cost $28,078)		25,588
	SHARES (000)
Convertible Preferred Stocks — 1.6%
Specialty Retail — 1.6%
Claire's Stores, Inc. ‡ *(Cost $755)	3	5,888
Common Stocks — 1.5%
Food & Staples Retailing — 0.1%
Moran Foods Backstop Equity ‡ *	167	417
Media — 0.3%
Clear Channel Outdoor Holdings, Inc. *	369	417
iHeartMedia, Inc., Class A *	62	498
		915
Professional Services — 0.8%
NMG, Inc. ‡ *	17	2,989

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — 0.3%
Claire's Stores, Inc. ‡ *	3	1,102
Total Common Stocks (Cost $6,516)		5,423
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD ‡ *	6	92
Entertainment — 0.0% ^
Cineworld Group expiring 12/31/2049, price 4,149.00 GBP (United Kingdom) *	63	—
Total Warrants (Cost $—) (h)		92
	SHARES (000)
Short-Term Investments — 4.4%
Investment Companies — 4.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.50% (i) (j) (Cost $16,490)	16,490	16,490
Total Investments — 88.2% (Cost $352,192)		330,487
Other Assets Less Liabilities — 11.8%		44,427
NET ASSETS — 100.0%		374,914

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CME	Chicago Mercantile Exchange
GBP	British Pound
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(c)	All or a portion of this security is unsettled as of November 30, 2022. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(d)	Defaulted security.
(e)	Fund is subject to legal or contractual restrictions on the resale of the security.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2022.

(h)	Value is zero.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of November 30, 2022.
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of November 30, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.38-V2	5.00	Quarterly	6/20/2027	4.39	USD 5,000	152	59	211

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Food & Staples Retailing	$—	$—	$417	$417
Media	915	—	—	915
Professional Services	—	—	2,989	2,989
Specialty Retail	—	—	1,102	1,102
Total Common Stocks	915	—	4,508	5,423
Convertible Preferred Stocks	—	—	5,888	5,888
Corporate Bonds	—	25,588	—	25,588
Loan Assignments
Aerospace & Defense	—	6,190	—	6,190
Airlines	—	2,418	—	2,418
Auto Components	—	5,887	—	5,887
Automobiles	—	844	—	844
Beverages	—	2,887	—	2,887
Building Products	—	5,201	—	5,201
Capital Markets	—	1,279	—	1,279
Chemicals	—	11,674	—	11,674
Commercial Services & Supplies	—	10,207	—	10,207
Communications Equipment	—	3,545	—	3,545
Construction & Engineering	—	5,167	—	5,167
Containers & Packaging	—	9,432	—	9,432
Diversified Consumer Services	—	5,298	—	5,298
Diversified Financial Services	—	2,371	—	2,371
Diversified Telecommunication Services	—	6,704	—	6,704
Electric Utilities	—	4,957	—	4,957
Electrical Equipment	—	5,383	—	5,383
Electronic Equipment, Instruments & Components	—	3,262	—	3,262
Energy Equipment & Services	—	1,392	—	1,392
Entertainment	—	6,804	—	6,804
Food & Staples Retailing	—	5,653	1,449	7,102
Food Products	—	3,537	—	3,537
Health Care Equipment & Supplies	—	7,541	—	7,541
Health Care Providers & Services	—	19,556	—	19,556
Hotels, Restaurants & Leisure	—	9,439	—	9,439
Household Durables	—	2,736	—	2,736
Independent Power and Renewable Electricity Producers	—	2,767	—	2,767
Insurance	—	7,446	—	7,446
Internet & Direct Marketing Retail	—	3,898	—	3,898
IT Services	—	4,692	—	4,692
Leisure Products	—	984	425	1,409
Life Sciences Tools & Services	—	3,026	—	3,026
Machinery	—	9,282	—	9,282

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Media	$—	$20,100	$—	$20,100
Oil, Gas & Consumable Fuels	—	1,160	—	1,160
Personal Products	—	5,482	—	5,482
Pharmaceuticals	—	3,293	—	3,293
Professional Services	—	4,584	—	4,584
Road & Rail	—	9,010	—	9,010
Semiconductors & Semiconductor Equipment	—	7,539	—	7,539
Software	—	20,232	—	20,232
Specialty Retail	—	17,236	—	17,236
Technology Hardware, Storage & Peripherals	—	3,546	—	3,546
Textiles, Apparel & Luxury Goods	—	1,491	—	1,491
Total Loan Assignments	—	275,132	1,874	277,006
Warrants
Diversified Telecommunication Services	—	—	92	92
Entertainment	—	—(a)	—	—(a)
Total Warrants	—	—	92	92
Short-Term Investments
Investment Companies	16,490	—	—	16,490
Total Investments in Securities	$17,405	$300,720	$12,362	$330,487
Appreciation in Other Financial Instruments
Swaps	$—	$59	$—	$59

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2022
Investments in Securities:
Common Stocks	$1,540	$—	$189	$—	$—	$—	$2,779	$—	$4,508
Convertible Preferred Stocks	5,876	—	12	—	—	—	—	—	5,888
Corporate Bonds	113	—	(113)	—	—	—	—	—	—
Loan Assignments	2,223	(40)	(231)	28	33	(139)	—	—	1,874
Warrants	76	—	16	—	—	—	—	—	92
Total	$9,828	$(40)	$(127)	$28	$33	$(139)	$2,779	$—	$12,362

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at august 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to ($13).
Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended November 30, 2022.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$425	Term of Restructuring	Expected Recovery	10.90% (10.90%)

Loan Assignments	425
Total	$425

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2022, the value of these investments was $11,937. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.50% (a) (b)	$101,881	$229,927	$315,318	$—	$—	$16,490	16,490	$205	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
(1). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.